UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09205
                                                     --------------------

                      Advantage Advisers Xanthus Fund, LLC
       -----------------------------------------------------------------
                (Exact name of registrant as specified in charter)

                           200 Park Avenue, 24th Floor
                               New York, NY 10166
        -----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Kenneth Gerstein
                           Schulte, Roth and Zabel LLP
                           919 3rd Avenue, 24th Floor
                               New York, NY 10022
        -----------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-667-4225
                                                            -------------
                      Date of fiscal year end: December 31
                                               -----------

                  Date of reporting period: September 30, 2006
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.
SCHEDULE OF PORTFOLIO INVESTMENTS
(UNAUDITED)
--------------------------------------------------------------------------------

                                                              SEPTEMBER 30, 2006
   SHARES                                                        MARKET VALUE

            COMMON STOCK - 115.23%:
              ADVERTISING SALES - 0.68%:
   46,320       Focus Media Holding, Ltd. - Sponsored ADR*    (a)  $  2,682,854
                                                                   ------------
              APPAREL MANUFACTURERS - 2.38%:
  144,360       Polo Ralph Lauren Corp.                       (a)     9,338,648
                                                                   ------------
              APPLICATIONS SOFTWARE - 3.39%:
  211,630       Citrix Systems, Inc.*                                 7,663,123
  290,690       Compuware Corp.*                              (a)     2,264,475
  235,490       Quest Software, Inc.*                                 3,362,797
                                                                   ------------
                                                                     13,290,395
                                                                   ------------
              CELLULAR TELECOMMUNICATIONS - 0.35%:
  188,540       KongZhong Corp. - Sponsored ADR*              (a)     1,368,800
                                                                   ------------
              COMMERCIAL SERVICES - 0.85%:
  180,400       PeopleSupport, Inc.*                          (a)     3,337,400
                                                                   ------------
              COMMUNICATIONS SOFTWARE - 0.53%:
  144,340       Smith Micro Software, Inc.*                           2,075,609
                                                                   ------------
              COMPUTER SERVICES - 1.07%:
  174,430       Manhattan Associates, Inc.*                           4,210,740
                                                                   ------------
              COMPUTERS - 7.86%:
  126,170       Apple Computer, Inc.*                         (a)     9,712,567
  755,870       Gateway, Inc.*                                        1,428,594
  287,530       Hewlett - Packard Co.                         (a)    10,549,476
   88,780       Research In Motion, Ltd.*                     (a)     9,113,267
                                                                   ------------
                                                                     30,803,904
                                                                   ------------
              COMPUTERS - MEMORY DEVICES - 4.53%:
   87,220       EMC Corp.*                                            1,044,896
  207,603       msystems, Ltd.*                               (a)     8,353,945
  155,910       SanDisk Corp.*                                        8,347,421
        1       Seagate Technology Escrow                                    28
                                                                   ------------
                                                                     17,746,290
                                                                   ------------
              COMPUTERS - PERIPHERAL EQUIPMENT - 2.47%:
  114,040       Logitech International S. A. - Sponsored ADR* (a)     2,481,511

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
(UNAUDITED)
--------------------------------------------------------------------------------


                                                              SEPTEMBER 30, 2006
   SHARES                                                        MARKET VALUE

            COMMON STOCK - 115.23% (CONTINUED):
            COMPUTERS - PERIPHERAL EQUIPMENT - 2.47% (CONTINUED):
  295,690       Synaptics, Inc.*                              (a)  $  7,205,965
                                                                   ------------
                                                                      9,687,476
                                                                   ------------
              COSMETICS & TOILETRIES - 0.06%:
    8,560       Bare Escentuals, Inc.*                                  232,404
                                                                   ------------
              DATA PROCESSING / MANAGEMENT - 0.60%:
    4,280       Commvault Systems, Inc.*                                 77,040
   48,580       Fiserv, Inc.*                                 (a)     2,287,632
                                                                   ------------
                                                                      2,364,672
                                                                   ------------
              E-MARKETING / INFORMATION - 0.72%:
  151,220       ValueClick, Inc.*                                     2,803,619
                                                                   ------------
              ELECTRIC PRODUCTS - MISCELLANEOUS - 0.33%:
   15,170       Emerson Electric Co.                          (a)     1,272,156
                                                                   ------------
              ELECTRONIC COMPONENTS - MISCELLANEOUS - 0.68%:
  814,010       Solectron Corp.*                              (a)     2,653,673
                                                                   ------------
              ELECTRONIC COMPONENTS - SEMICONDUCTORS - 24.64%:
  210,270       Advanced Micro Devices, Inc.*                 (a)     5,225,210
1,266,493       Arm Holdings PLC - Sponsored ADR              (a)     8,308,194
  534,600       Broadcom Corp., Class A*                      (a)    16,219,764
  852,985       Freescale Semiconductor, Inc., Class A*       (a)    32,456,079
  248,150       Intersil Corp., Class A                       (a)     6,092,082
  196,554       Monolithic Power Systems, Inc.*               (a)     1,859,401
  187,740       Nvidia Corp.*                                 (a)     5,555,227
  116,280       PortalPlayer, Inc.*                                   1,311,638
  204,150       SiRF Technology Holdings, Inc.*               (a)     4,897,559
  286,410       Texas Instruments, Inc.                               9,523,132
  316,742       Volterra Semiconductor Corp.*                 (a)     5,147,058
                                                                   ------------
                                                                     96,595,344
                                                                   ------------
              ELECTRONIC MEASURING INSTRUMENTS - 1.05%:
   87,380       Trimble Navigation, Ltd.*                     (a)     4,113,850
                                                                   ------------
              ENERGY - ALTERNATE SOURCES - 2.14%:
  389,040       Covanta Holding Corp.*                        (a)     8,376,025
                                                                   ------------

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
(UNAUDITED)
--------------------------------------------------------------------------------


                                                              SEPTEMBER 30, 2006
   SHARES                                                        MARKET VALUE

            COMMON STOCK - 115.23% (CONTINUED):
              ENTERPRISE SOFTWARE / SERVICES - 4.34%:
  407,620       Business Objects S.A. - Sponsored ADR*        (a)  $ 13,895,766
  176,080       Oracle Corp.*                                 (a)     3,123,659
                                                                   ------------
                                                                     17,019,425
                                                                   ------------
              ENTERTAINMENT SOFTWARE - 1.84%:
  247,692       THQ, Inc.*                                    (a)     7,225,176
                                                                   ------------
              HEALTH CARE COST CONTAINMENT - 3.09%:
  229,885       McKesson Corp.                                (a)    12,119,537
                                                                   ------------
              INDUSTRIAL AUDIO & VIDEO PRODUCTION - 2.76%:
  544,838       Dolby Laboratories, Inc., Class A*            (a)    10,815,034
                                                                   ------------
              INDUSTRIAL GASES - 2.61%:
  172,950       Praxair, Inc.                                 (a)    10,231,722
                                                                   ------------
              INTERNET CONTENT - ENTERTAINMENT - 0.44%:
  115,520       Shanda Interactive Entertainment, Ltd. - ADR* (a)     1,732,800
                                                                   ------------
              MEDICAL - BIOMEDICAL / GENETICS - 1.00%:
   58,160       Genzyme Corp.*                                        3,924,055
                                                                   ------------
              NETWORKING PRODUCTS - 4.11%:
  600,760       Cisco Systems, Inc.*                          (a)    13,805,465
  174,450       Foundry Networks, Inc.*                               2,294,017
                                                                   ------------
                                                                     16,099,482
                                                                   ------------
              RETAIL - DISCOUNT - 0.92%:
  116,260       Dollar Tree Stores, Inc.*                     (a)     3,599,410
                                                                   ------------
              RETAIL - DRUG STORES - 0.86%:
  105,500       CVS Corp.                                     (a)     3,388,660
                                                                   ------------
              SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS -
              0.71%:
  173,250       Integrated Device Technology, Inc.*           (a)     2,784,128
                                                                   ------------
              SEMICONDUCTOR EQUIPMENT - 13.04%:
  405,860       Applied Materials, Inc.                       (a)     7,195,898
  318,940       ASML Holdings N.V. - NY Registered
                Shares*                                       (a)     7,424,923
  369,030       KLA-Tencor Corp.                              (a)    16,410,764
   40,700       Lam Research Corp.*                           (a)     1,844,931

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
(UNAUDITED)
--------------------------------------------------------------------------------


                                                              SEPTEMBER 30, 2006
   SHARES                                                        MARKET VALUE

            COMMON STOCK - 115.23% (CONTINUED):
            SEMICONDUCTOR EQUIPMENT - 13.04% (CONTINUED):
  524,858       Tessera Technologies, Inc.*                   (a)  $ 18,254,561
                                                                   ------------
                                                                     51,131,077
                                                                   ------------
              TELECOMMUNICATION EQUIPMENT - 2.99%:
  290,800       Comverse Technology, Inc.*                            6,234,752
1,046,600       Sonus Networks, Inc.*                                 5,494,650
                                                                   ------------
                                                                     11,729,402
                                                                   ------------
              TELECOMMUNICATION EQUIPMENT - FIBER OPTICS - 3.32%:
  276,220       Corning, Inc.*                                (a)     6,742,530
  313,991       Oplink Communications, Inc.*                  (a)     6,273,540
                                                                   ------------
                                                                     13,016,070
                                                                   ------------
              TELECOMMUNICATION SERVICES - 2.36%:
  368,210       Global Crossing, Ltd.*                                7,548,305
   59,757       SAVVIS, Inc.*                                 (a)     1,703,075
                                                                   ------------
                                                                      9,251,380
                                                                   ------------
              TELEPHONE - INTEGRATED - 2.59%:
  366,300       Broadwing Corp.*                              (a)     4,622,706
  581,420       Level 3 Communications, Inc.*                         3,133,854
  494,240       Xo Holdings, Inc.*                                    2,411,891
                                                                   ------------
                                                                     10,168,451
                                                                   ------------
              THERAPEUTICS - 1.12%:
   64,080       Gilead Sciences, Inc.*                        (a)     4,406,782
                                                                   ------------
              TRANSPORT - SERVICES - 1.60%:
   57,620       Fedex Corp.                                   (a)     6,262,142
                                                                   ------------
              WATER TREATMENT SYSTEMS - 0.33%:
   69,300       Nalco Holding Co.*                            (a)     1,283,436
                                                                   ------------
              WEB PORTALS / ISP - 3.00%:
  334,784       Rediff.com India, Ltd. - Sponsored ADR*       (a)     4,877,803
  274,036       Sina Corp.*                                   (a)     6,892,005
                                                                   ------------
                                                                     11,769,808
                                                                   ------------
              WIRELESS EQUIPMENT - 7.87%:
  285,810       American Tower Corp.*                         (a)    10,432,065

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
(UNAUDITED)
--------------------------------------------------------------------------------


                                                              SEPTEMBER 30, 2006
   SHARES                                                        MARKET VALUE

            COMMON STOCK - 115.23% (CONTINUED):
            WIRELESS EQUIPMENT - 7.87% (CONTINUED):
  561,610       Qualcomm, Inc.                                (a)  $ 20,414,523
                                                                   ------------
                                                                     30,846,588
                                                                   ------------
            TOTAL COMMON STOCK (COST $429,877,745)                 $451,758,424
                                                                   ------------

            FOREIGN COMMON STOCKS - 4.35%:
              DIVERSIFIED OPERATIONS - 1.98%:
  834,571       Keppel Corp., Ltd.                            (a)     7,785,962
                                                                   ------------
              ELECTRIC - GENERATION - 0.08%:
  290,720       China Resources Power Holdings Co., Ltd.                307,425
                                                                   ------------
              ELECTRONIC COMPONENTS - MISCELLANEOUS - 0.96%:
3,254,639       AAC Acoustic Technology Holdings, Inc.*               3,759,088
                                                                   ------------
              ENTERTAINMENT SOFTWARE - 1.16%:
   78,493       UbiSoft Entertainment S.A.*                           4,540,030
                                                                   ------------
              POWER CONVERSION / SUPPLY EQUIPMENT - 0.17%:
  821,155       Harbin Power Equipment Co., Ltd.                        663,900
                                                                   ------------
            TOTAL FOREIGN COMMON STOCKS (COST $16,297,086)         $ 17,056,405
                                                                   ------------

 CONTRACTS

            PURCHASED OPTIONS - 0.39%:
              CALL OPTIONS - 0.02%:
              SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - 0.02%:
    5,796       Maxim Integrated Products, Inc. 11/18/06, $35.00         86,940
                                                                   ------------
              TOTAL CALL OPTIONS (COST $569,457)                         86,940
                                                                   ------------
              PUT OPTIONS - 0.37%:
              INTERNET CONTENT - ENTERTAINMENT - 0.00%:
      577       NetFlix, Inc., 10/21/06, $17.50                           2,885
                                                                   ------------
              MEDICAL - DRUGS - 0.03%:
      873       Eli Lilly & Co., 01/20/07, $55.00                       109,125
                                                                   ------------

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
(UNAUDITED)
--------------------------------------------------------------------------------


                                                              SEPTEMBER 30, 2006
 CONTRACTS                                                       MARKET VALUE

            PURCHASED OPTIONS - 0.39% (CONTINUED):
            PUT OPTIONS - 0.37% (CONTINUED):
              MEDICAL - GENERIC DRUGS - 0.06%:
    1,737       Mylan Laboratories, Inc., 01/20/07, $20.00         $    217,125
                                                                   ------------
              REGISTERED INVESTMENT COMPANY - 0.25%:
    3,169       SPDR Trust Series 1, 12/16/06, $135.00                  982,390
                                                                   ------------
              SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - 0.02%:
      867       Genesis Microchip, Inc., 10/21/06, $12.50                78,030
                                                                   ------------
              WEB PORTALS / ISP - 0.01%:
    1,163       Netease.com, Inc. - Sponsored ADR, 11/18/06, $15.00      58,150
                                                                   ------------
              TOTAL PUT OPTIONS (COST $4,175,243)                     1,447,705
                                                                   ------------
            TOTAL PURCHASED OPTIONS (COST $4,744,700)              $  1,534,645
                                                                   ------------

            TOTAL INVESTMENTS (COST $450,919,531) - 119.97%        $470,349,474
                                                                   ------------

            OTHER ASSETS, LESS LIABILITIES - (19.97%) **            (78,290,629)
                                                                   ------------

            NET ASSETS - 100.00%                                   $392,058,845
                                                                   ============

(a) Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased.

*    Non-income producing security.

** Includes $5,308,328 invested in a PNC Bank Money Market Account, which is 1.35% of net assets.

ADR  American Depository Receipt

+ At December 31, 2005, the aggregate cost for Federal income tax purposes of portfolio investments and securities sold, not yet purchased was $375,525,790, and $106,579,426, respectively. At December 31, 2005, accumulated net unrealized depreciation on portfolio investments and securities sold, not yet purchased was $2,928,116, consisting of $16,343,541 gross unrealized appreciation and $19,271,657 gross unrealized depreciation.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.
SECURITIES SOLD, NOT YET PURCHASED
(UNAUDITED)
--------------------------------------------------------------------------------


                                                              SEPTEMBER 30, 2006
   SHARES                                                        MARKET VALUE

            SECURITIES SOLD, NOT YET PURCHASED - (50.97%):
              ATHLETIC FOOTWEAR - (0.65%):
   29,080       Nike, Inc., Class B                                $ (2,547,990)
                                                                   ------------
              AUDIO / VIDEO PRODUCTS - (0.51%):
   49,880       SONY Corp. - Sponsored ADR                           (2,013,157)
                                                                   ------------
              BUILDING PRODUCTS - WOOD - (1.22%):
  174,420       Masco Corp.                                          (4,782,596)
                                                                   ------------
              CABLE TELEVISION - (1.79%):
   81,170       Comcast Corp., Class A                               (2,995,173)
  203,970       DIRECTV Group, Inc.                                  (4,014,130)
                                                                   ------------
                                                                     (7,009,303)
                                                                   ------------
              CAPACITORS - (0.26%):
  126,690       KEMET Corp.                                          (1,022,388)
                                                                   ------------
              CASINO HOTELS - (1.28%):
   86,810       Station Casinos, Inc.                                (5,020,222)
                                                                   ------------
              CELLULAR TELECOMMUNICATIONS - (0.74%):
  126,079       Vodafone Group PLC - Sponsored ADR                   (2,882,160)
                                                                   ------------
              COATINGS / PAINT - (0.62%):
   43,490       Sherwin-Williams Co.                                 (2,425,872)
                                                                   ------------
              COMMERCIAL SERVICES - FINANCE - (0.62%):
   80,880       Jackson Hewitt Tax Service, Inc.                     (2,427,209)
                                                                   ------------
              COMPUTERS - (3.24%):
  556,540       Dell, Inc.                                          (12,711,374)
                                                                   ------------
              COMPUTERS - PERIPHERAL EQUIPMENT - (1.02%):
   69,690       Lexmark International, Inc., Class A                 (4,018,325)
                                                                   ------------
              CONSUMER PRODUCTS - MISCELLANEOUS - (0.70%):
  119,310       American Greetings Corp., Class A                    (2,758,447)
                                                                   ------------
              CRUISE LINES - (0.10%):
    8,710       Carnival Corp.                                         (409,631)
                                                                   ------------
              DIRECT MARKETING - (0.78%):
  116,280       Harte-Hanks, Inc.                                    (3,063,978)
                                                                   ------------

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.
SECURITIES SOLD, NOT YET PURCHASED (CONTINUED)
(UNAUDITED)
--------------------------------------------------------------------------------


                                                              SEPTEMBER 30, 2006
   SHARES                                                        MARKET VALUE

            SECURITIES SOLD, NOT YET PURCHASED - (50.97%) (CONTINUED):
              ELECTRONIC COMPONENTS - MISCELLANEOUS - (2.87%):
  341,650       AVX Corp.                                          $ (6,043,789)
  371,460       Vishay Intertechnology, Inc.                         (5,215,298)
                                                                   ------------
                                                                    (11,259,087)
                                                                   ------------

              ELECTRONIC COMPONENTS - SEMICONDUCTORS - (6.76%):
  348,210       Amkor Technology, Inc.                               (1,793,281)
  289,180       Fairchild Semiconductor International, Inc.          (5,407,666)
  306,340       LSI Logic Corp.                                      (2,518,115)
  188,980       Microchip Technology, Inc.                           (6,126,732)
  261,660       Micron Technology, Inc.                              (4,552,884)
   58,450       STMicroelectronics N.V.                              (1,008,847)
  231,980       Xilinx, Inc.                                         (5,091,961)
                                                                   ------------
                                                                    (26,499,486)
                                                                   ------------
              ENTERPRISE SOFTWARE / SERVICES - (0.37%):
   14,440       MicroStrategy, Inc., Class A                         (1,470,425)
                                                                   ------------
              ENTERTAINMENT SOFTWARE - (0.83%):
   58,410       Electronic Arts, Inc.                                (3,261,614)
                                                                   ------------
              HOME FURNISHINGS - (0.40%):
   46,480       American Woodmark Corp.                              (1,565,911)
                                                                   ------------
              HOTELS & MOTELS - (0.15%):
   14,430       Choice Hotels International, Inc.                      (590,187)
                                                                   ------------
              INTERNET CONTENT - ENTERTAINMENT - (0.86%):
  148,260       NetFlix, Inc.                                        (3,377,363)
                                                                   ------------
              INTERNET SECURITY - (1.19%):
  244,640       Check Point Software Technologies, Ltd.              (4,667,731)
                                                                   ------------
              MACHINERY - PUMPS - (0.58%):
   57,750       Graco, Inc.                                          (2,255,715)
                                                                   ------------
              MEDICAL - DRUGS - (2.45%):
  115,490       Eli Lilly & Co.                                      (6,582,930)

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.
SECURITIES SOLD, NOT YET PURCHASED (CONTINUED)
(UNAUDITED)
--------------------------------------------------------------------------------


                                                              SEPTEMBER 30, 2006
   SHARES                                                        MARKET VALUE

            SECURITIES SOLD, NOT YET PURCHASED - (50.97%) (CONTINUED):
            MEDICAL - DRUGS - (2.45%) (CONTINUED):
   71,910       Merck & Co., Inc.                                  $ (3,013,029)
                                                                   ------------
                                                                     (9,595,959)
                                                                   ------------
              MEDICAL - GENERIC DRUGS - (0.67%):
  130,480       Mylan Laboratories, Inc.                             (2,626,563)
                                                                   ------------
              MEDICAL INSTRUMENTS - (0.72%):
   69,180       Ventana Medical Systems, Inc.                        (2,824,619)
                                                                   ------------
              METAL  - ALUMINUM - (1.25%):
  174,390       Alcoa, Inc.                                          (4,889,896)
                                                                   ------------
              MULTI-MEDIA - (1.69%):
   58,000       E.W. Scripps Co., Class A                            (2,779,940)
   78,160       Meredith Corp.                                       (3,855,633)
                                                                   ------------
                                                                     (6,635,573)
                                                                   ------------
              POWER CONVERSION / SUPPLY EQUIPMENT - (0.74%):
   60,600       Hubbell, Inc., Class B                               (2,902,740)
                                                                   ------------
              PRINTING - COMMERCIAL - (0.62%):
  103,820       Valassis Communications, Inc.                        (1,832,423)
   23,100       Vistaprint, Ltd.                                       (599,214)
                                                                   ------------
                                                                     (2,431,637)
                                                                   ------------
              RETAIL - BUILDING PRODUCTS - (1.35%):
  188,440       Lowe's Cos., Inc.                                    (5,287,626)
                                                                   ------------
              RETAIL - DISCOUNT - (0.41%):
   80,680       Big Lots, Inc.                                       (1,598,271)
                                                                   ------------
              RETAIL - RESTAURANTS - (1.76%):
  202,110       Starbucks Corp.                                      (6,881,846)
                                                                   ------------
              SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - (0.52%):
   23,200       Hittite Microwave Corp.                              (1,032,400)
  155,640       Semiconductor Manufacturing
                  International Corp. - Sponsored ADR                  (997,653)
                                                                    ------------
                                                                     (2,030,053)
                                                                    ------------
              SEMICONDUCTOR EQUIPMENT - (1.90%):
   87,220       Formfactor, Inc.                                     (3,674,578)

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.
SECURITIES SOLD, NOT YET PURCHASED (CONTINUED)
(UNAUDITED)
--------------------------------------------------------------------------------


                                                              SEPTEMBER 30, 2006
   SHARES                                                        MARKET VALUE

            SECURITIES SOLD, NOT YET PURCHASED - (50.97%) (CONTINUED):
            SEMICONDUCTOR EQUIPMENT - (1.90%) (CONTINUED):
   72,680       MKS Instruments, Inc.                             $  (1,476,131)
  174,500       Teradyne, Inc.                                       (2,296,420)
                                                                  -------------
                                                                     (7,447,129)
                                                                  -------------
              STEEL - PRODUCERS - (1.69%):
  114,950       United States Steel Corp.                            (6,630,316)
                                                                  -------------
              TELECOMMUNICATION EQUIPMENT - (0.90%):
  288,970       Alcatel S.A. - Sponsored ADR                         (3,519,655)
                                                                  -------------
              TELEPHONE - INTEGRATED - (0.88%):
   87,260       CenturyTel, Inc.                                     (3,461,604)
                                                                  -------------
              TEXTILE - HOME FURNISHINGS - (0.99%):
   52,330       Mohawk Industries, Inc.                              (3,895,969)
                                                                  -------------
              TRANSPORT - RAIL - (0.69%):
  116,270       Genesee & Wyoming, Inc., Class A                     (2,699,789)
                                                                  -------------
              TRANSPORT - SERVICES - (1.10%):
   43,310       C.H. Robinson Worldwide, Inc.                        (1,930,760)
   46,190       Ryder System, Inc.                                   (2,387,099)
                                                                  -------------
                                                                     (4,317,859)
                                                                  -------------
              TRANSPORT - TRUCK - (0.65%):
   58,150       Hunt (J.B.) Transport Services, Inc.                 (1,207,775)
   78,290       Knight Transportation, Inc.                          (1,327,016)
                                                                  -------------
                                                                     (2,534,791)
                                                                  -------------
              WEB PORTALS / ISP - (1.43%):
  279,950       EarthLink, Inc.                                      (2,038,036)
  218,040       Netease.com, Inc. - Sponsored ADR                    (3,567,134)
                                                                  -------------
                                                                     (5,605,170)
                                                                  -------------
              WIRELESS EQUIPMENT - (1.02%):
  202,990       Nokia OYJ Corp. - Sponsored ADR                      (3,996,873)
                                                                  -------------
            TOTAL SECURITIES SOLD, NOT YET PURCHASED
              (PROCEEDS $196,085,048)                             $(199,854,109)
                                                                  =============

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.
SWAP CONTRACTS
(UNAUDITED)
--------------------------------------------------------------------------------


                                                              SEPTEMBER 30, 2006
 CONTRACTS                                                       MARKET VALUE

            SWAP CONTRACTS - 5.30%:
              E-COMMERCE / PRODUCTS - 1.31%:
  101,070       Daum Communications Corp.                          $   (134,019)
                                                                   ------------
              E-COMMERCE / SERVICES - 0.01%:
    1,109       Esang Networks Co., Ltd.                                   (672)
                                                                   ------------
              E-SERVICES / CONSULTING - 0.35%:
   39,474       CDNetworks Co., Ltd.                                    (24,194)
                                                                   ------------
              ELECTRONIC COMPONENTS - MISCELLANEOUS - 0.68%:
  436,425       Hon Hai Precision Industry Co., Ltd.                    (60,362)
                                                                   ------------
              POWER CONVERSION / SUPPLY EQUIPMENT - 0.66%:
  898,841       Delta Electronics, Inc.                                (130,753)
                                                                   ------------
              SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS -
              0.79%:
1,101,851       Powertech Technology, Inc.                             (106,106)
                                                                   ------------
              WEB PORTALS / ISP - 1.50%:
   56,232       NHN Corp.                                              (176,571)
                                                                   ------------
            TOTAL SWAP CONTRACTS                                   $   (632,677)
                                                                   ------------

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                Advantage Advisers Xanthus Fund, LLC
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bryan McKigney
                         -------------------------------------------------------
                            Bryan McKigney, Principal Executive Officer
                            (principal executive officer)

Date     November 14, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bryan McKigney
                         -------------------------------------------------------
                          Bryan McKigney, Principal Executive Officer
                          (principal executive officer)

Date     November 14, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Vineet Bhalla
                         -------------------------------------------------------
                            Vineet Bhalla, Chief Financial Officer
                            (principal financial officer)

Date     November 14, 2006
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.